Other operating income and expense (Tables)	12 Months Ended
Dec. 31, 2017
Other operating income and expense
Other operating income

	Year Ended December 31,
	2017	2016	2015
	(€ in thousands)
Government grant income	120	75	322
Amortization of gain on sale and leaseback transactions	206	283	310
Recognition of deferred income due to early termination of sale and leaseback transactions	--	--	216
Reimbursement of transaction costs	254	127	108
Gains from foreign exchange transactions	135	645	863
Income from realized other comprehensive income	--	--	76
Other	286	287	235
Total	1,001	1,417	2,130

Other operating expense

	Year Ended December 31,
	2017	2016	2015
	(€ in thousands)
Impairment loss on trade receivables	240	379	--
Restructuring of business in UK	--	--	471
Losses from foreign exchange transactions	1,585	2,077	210
Impairment of Goodwill	--	1,130	--
Equity-settled share-based payment transaction in relation to the establishment of a subsidiary with non-controlling interest	--	256	--
Other	19	39	207
Total	1,844	3,881	888